Short-Term Notes Payable	9 Months Ended
Sep. 30, 2011
Short-Term Notes Payable [Abstract]
Short-Term Notes Payable [Text Block]
9.	Short-Term Notes Payable

Other short-term notes payable consisted of the following:

	December 31,	December 31,	September 30,
Description	2010	2009	2011
Promissory note to Mike Labadie, with a face amount of $75,000, at 15% per annum (A)	$-	$55,000	$-

Promissory note to Roger Hackett, with a face amount of $50,000, at 7% per annum (B)	-	50,000	-

Promissory note to Stahmer Trust, with a face amount of $28,425, at 10% per annum (C)	28,425	-	-

Promissory note to LaBahn, with a face amount of $12,822, at 10% per annum (D)	12,822	-	-

Promissory notes to Labadie and Martha Labadie, with a total face amount of $150,000, at 12.5% per annum (E)	-	150,000	-

Promissory note to James Southard, with a total face amount of $10,000 (F)	10,000	10,000	10,000

Total other short-term notes payable	$51,247	$265,000	$10,000

(A)         During 2008, the Company received an advance totaling $75,000 from Mike Labadie (“Labadie”) and was due on demand.  The note bore interest at the rate of 15% per annum.  The note was guaranteed by a related party.  During 2010 the Company settled outstanding interest on this loan by negotiating forgiveness of $11,326 of accrued interest (See Note 17) and repaying the remaining interest and outstanding principal in full.

(B)         On March 3, 2009, the Company issued a $50,000 promissory note to Roger Hackett. The note and unpaid interest had an original maturity date of March 3, 2010, and bore interest at an annual rate of 7% per annum.  The note was repaid in 2010.

(C)         During 2010, the Company settled outstanding interest on convertible notes with Stahmer Trust in the amount of $28,425, as disclosed in Note 8, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(D)         During 2010, the Company settled outstanding interest on a convertible note with LaBahn in the amount of $12,822, as disclosed in Note 6, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(E)         On August 18, 2008, the Company entered into an agreement with Labadie and Martha Labadie (“Martha”), in which the Company received $150,000 for the purpose of constructing a 1,600 square foot shipping container home (“Harbinger House”) as a demonstration unit to be used for display at conventions.  Per the terms of the agreement, the Company had the option, if exercised by February 28, 2009, to repay the $150,000 of principal and 12.5% interest, or to sell the property to a third party and repay the $150,000 of principal and 30% of any net profits received from the sale.  If neither event occurred, the Company had the obligation to repay Martha $150,000 plus $25,000 to settle the note. The Company repaid the $150,000 plus $25,000 during 2010.

The Harbinger House was damaged during transport during 2008 and was written down to an impaired value of $35,000 as of December 31, 2009 and included as part of inventory.  The Harbinger House was scrapped in 2011, and therefore the book value has been written off as of December 31, 2010.

(F)         During March 2009, the Company received an advance from James Southard in the amount of $10,000. The note is non-interest bearing and is due on demand.

Interest expense for other short-term notes payable amounted to $2,340, $30,096, $2,520 and $1,971 for the years ended December 31, 2010 and 2009, and for the nine months ended September 30, 2011 and 2010, respectively.